REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 28, 2019	Sep. 28, 2019	Dec. 30, 2018
Revenue from Contract with Customer [Abstract]
Typical duration of contractual arrangements with customers		1 year
Payment terms with wholesale customers, depending on creditworthiness and other considerations		30 days
Accounts receivable, net	$ 74,757	$ 74,757	$ 60,336
Contract liabilities	(3,538)	(3,538)	$ (9,457)
Contract with customer liability revenue recognized	$ 0	$ 9,400